Annual Total Returns[BarChart] - AIG Focused Growth Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.02%)	14.44%	35.75%	10.99%	0.85%	1.36%	36.45%	(2.81%)	19.43%	51.78%